                               STI CLASSIC FUNDS

                      Supplement Dated August 30, 2000 to
           the Bond and Money Market Funds-Trust Shares Prospectus,
        the Money Market Funds-Flex and Investor Shares Prospectus, and
              the Bond Funds-Flex and Investor Shares Prospectus
                             dated October 1, 1999


This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective June 30, 2000, SunTrust Banks, Inc. reorganized all of the investment management functions of its three institutional money management units into Trusco Capital Management, Inc. ("Trusco"). As a result of this reorganization, Trusco serves as the Investment Adviser for each of the STI Classic Funds. On May 16, 2000, the Board of Trustees of the STI Classic Funds approved the assumption of the advisory duties by Trusco with respect to each Fund. The Board concluded that, with respect to the Investment Adviser of each Fund, there would be no change of management or control, and the services provided to each Fund would remain unchanged.

MARYLAND MUNICIPAL BOND FUND, VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND AND VIRGINIA MUNICIPAL BOND FUND

Under the heading "Portfolio Managers," paragraph 8 on page 26 of the Bond Funds-Flex and Investor Shares Prospectus has been deleted. Paragraph 4 on page 26 of the Bond Funds-Flex and Investor Shares Prospectus and paragraph 9 on page 37 of the Bond and Money Market Funds-Trust Shares Prospectus under the same heading is replaced with the following:

  Mr. George E. Calvert, CFA, has served as Vice President of Trusco since 2000. He has managed the Maryland Municipal Bond Fund since 2000, the Virginia Municipal Bond Fund since 2000, and the Virginia Intermediate Municipal Bond Fund since 2000. Prior to joining Trusco, Mr. Calvert served as a fixed income trader from 1998 to 2000 for Tredegar Trust Company. He also served as Vice President, Investment Division, of Central Fidelity Bank from 1988 to 1998. Mr. Calvert has more than 27 years of investment experience.

TAX-EXEMPT MONEY MARKET FUND

Under the heading "Portfolio Managers," paragraph 7 on page 36 and paragraph 10 on page 37 of the Bond and Money Market Funds-Trust Shares Prospectus have been deleted. Paragraph 4 under the same heading is replaced with the following:

  Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the U.S. Treasury Money Market Fund since 1995, the Virginia Tax-Free Money Market Fund since 1995 and the Tax-Exempt Money Market Fund since 2000. Prior to joining Trusco, Mr. Bowman served as an assistant trader from 1994 to 1995, and Vice President since 1995 of Crestar Asset Management Company. Mr. Bowman has more than five years of investment experience.

Under the heading "Portfolio Managers," paragraphs 2 and 3 on page 11 of the Money Market Funds-Flex and Investor Shares Prospectus have been deleted and replaced with the following:


  Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the Virginia Tax-Free Money Market Fund since 1995 and the Tax-Exempt Money Market Fund since 2000. Prior to joining Trusco, Mr. Bowman served as an assistant trader from 1994 to 1995, and Vice President since 1995 of Crestar Asset Management Company. Mr. Bowman has more than 5 years of investment experience.

U.S. GOVERNMENT SECURITIES FUND

Mr. Neil J. Powers, CFA, is now the Portfolio Manager for the U.S. Government Securities Fund. Under the heading "Portfolio Managers," paragraph 8 on page 36 of the Bond and Money Market Funds-Trust Shares Prospectus, and paragraph 7 on page 26 of the Bond Funds-Flex and Investor Shares Prospectus have been deleted and replaced with the following:

  Mr. Neil J. Powers, CFA, joined Trusco in 1997 and serves as a Managing Director. He has managed the U.S. Government Securities Fund since 2000. Prior to joining Trusco, Mr. Powers worked at Putnam Investments, from 1986 to 1997, where he managed multi-sector bond funds and separately managed institutional accounts. He has more than 16 years of investment experience.

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

For the U.S. Government Securities Money Market Fund, the paragraph following the heading "Investment Strategy" on page 30 of the Bond and Money Market Funds-Trust Shares Prospectus, and page 8 of the Money Market Funds-Flex and Investor Shares Prospectus have been deleted and replaced with the following:

  Investment Strategy

  The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                               STI CLASSIC FUNDS

                    Supplement Dated August 30, 2000 to the
                   Equity Funds-Trust Shares Prospectus, the
             Equity Funds-Flex and Investor Shares Prospectus, the
           SunTrust Banks Sponsored Retirement Plans Prospectus, the
     DeKalb County, Georgia Board of Education Tax Sheltered Annuity Plan
                              Prospectus, and the
                          SunTrust 401(k) Prospectus
               dated October 1, 1999 and any supplements thereto

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Effective January 1, 2000, SunTrust Bank, as the successor to STI Capital Management, N.A., ("STI") assumed all investment advisory duties previously performed by STI.

Effective June 30, 2000, SunTrust Banks, Inc. reorganized all of the investment management functions of its three institutional money management units, including SunTrust Bank, into Trusco Capital Management, Inc. ("Trusco"). As a result of this reorganization, Trusco serves as the Investment Adviser for each of the STI Classic Funds. On May 16, 2000, the Board of Trustees of the STI Classic Funds approved the assumption of the advisory duties by Trusco with respect to each Fund. The Board concluded that, with respect to the Investment Adviser of each Fund, there would be no change of management or control, and the services provided to each Fund would remain unchanged.

INTERNATIONAL EQUITY FUND

For the International Equity Fund, the disclosure following the heading "Principal Investment Strategy" and the paragraph following the heading "Investment Strategy," on page 12 of the Equity Funds-Trust Shares Prospectus, page 8 of the Equity Funds-Flex and Investor Shares Prospectus, and page 12 of the SunTrust Sponsored Retirement Plans Prospectus has been deleted and replaced with the following:

  Principal Investment Strategy   Attempts to identify companies with good
                                  fundamentals or a history of consistent
                                  growth

  Investment Strategy
  The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. Our "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. Our goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, we diversify the Fund's investments among at least three foreign countries. Due to the Fund's investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Mr. Chad Deakins, CFA, is now the Portfolio Manager for the International Equity Fund. Under the heading "Portfolio Managers," paragraph 6 and 7 on page 28 of the Equity Funds-Trust Shares Prospectus, paragraph 4 and 5 on page 24 of the Equity Funds-Flex and Investor Shares Prospectus, and paragraph 5 and 6 on page 53 of the SunTrust Sponsored Retirement Plans Prospectus have been deleted and replaced with the following:

  The International Equity Index Fund is managed by Mr. Chad Deakins, CFA, and co-managed by Mr. Robert J. Rhodes. Mr. Deakins has served as a portfolio manager for SunTrust Bank since May 2000 and Trusco since 1996, and has been manager of the International Equity Index Fund since February 1999. Since May 2000, he has also managed the International Equity Fund. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 5 years of investment experience. Mr. Rhodes has been employed by Trusco since 1973, and Director of Research since 1980. He has co-managed the International Equity Index Fund since it began operating in June 1994. He has more than 26 years of investment experience.

CAPITAL APPRECIATION FUND AND BALANCED FUND

Mr. Robert J. Rhodes, CFA, is now the Portfolio Manager for the Capital Appreciation Fund and co-manager for the Balanced Fund. Under the heading "Portfolio Managers," paragraphs 1, 2 and 3 on page 28 of the Equity Funds-Trust Shares Prospectus, paragraphs 1 and 2 on page 24 of the Equity Funds-Flex and Investor Shares Prospectus, paragraph 1, 2 and 3 on pages 52 and 53 of the SunTrust Banks Sponsored Retirement Plans Prospectus, and paragraph 1 on page 5 of the DeKalb County, Georgia Board of Education Tax Sheltered Annuity Plan Prospectus have been deleted and replaced with the following:

  The Balanced Fund is co-managed by Mr. Robert J. Rhodes, CFA, Mr. Earl L. Denney, CFA, and Mr. Dave E. West, CFA. Mr. Rhodes manages the equity portion of the Fund. Mr. Denney and Mr. West co-manage the fixed-income portion of the Fund. Mr. Rhodes has been employed by SunTrust Bank since 2000 and by Trusco since 1973, and has been Director of Research at Trusco since 1980. He has also managed the Core Equity Fund since it began operating in October 1999, and the Capital Appreciation Fund since June 2000. Mr. Rhodes has more than 26 years of investment experience. Mr. West has served as a Managing Director of STI and has worked there since 1985. In January 2000 he was named Managing Director of SunTrust Bank, and is now a Managing Director of Trusco. Mr. West has more then 13 years of investment experience. Mr. Denney has served as Managing Director of STI since 1983. In January 2000 he was named Managing Director of SunTrust Bank and is now a Managing Director of Trusco. Mr. Denney has more than 20 years of investment experience.


Under the heading "Portfolio Managers," paragraph 1 on page 18 of the SunTrust 401(k) Prospectus have been deleted and replaced with the following:

  Mr. Robert J. Rhodes, CFA, has been employed by SunTrust Bank since June 2000 and by Trusco since 1973, and has been Director of Research at Trusco since 1980. He has managed the Capital Appreciation Fund since June 2000. He has more than 26 years of investment experience.

U.S. GOVERNMENT SECURITIES FUND

Mr. Neil J. Powers, CFA, is now the Portfolio Manager for the U.S. Government Securities Fund. Under the heading "Portfolio Managers," paragraph 16 on page 54 of the SunTrust Banks Sponsored Retirement Plans Prospectus has been deleted and replaced with the following:

  Mr. Neil J. Powers, CFA, joined Trusco in 1997 and serves as a Managing Director. He has managed the U.S. Government Securities Fund since 2000. Prior to joining Trusco, Mr. Powers worked at Putnam Investments, from 1986 to 1997, where he managed multi-sector bond funds and separately managed institutional accounts. He has more than 16 years of investment experience.

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

For the U.S. Government Securities Money Market Fund, the paragraph following the heading "Investment Strategy" on page 38 of the SunTrust Banks Sponsored Retirement Plans Prospectus has been deleted and replaced with the following:

  Investment Strategy
  The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

LIFE VISION GROWTH AND INCOME PORTFOLIO

For the Life Vision Growth and Income Portfolio, the investment ranges by asset class have changed to the following: Equity Funds 50%-80%, Bond Funds 20%-50%, and Money Market Funds 0%-20%. Under the heading "Investment Strategy" on page 46 of the SunTrust Banks Sponsored Retirement Plans Prospectus, the table has been deleted and replaced with the following:

                                        Investment Range
                                     (Percentage of the Life
                                        Vision Growth and
                                       Income Portfolio's
   Asset Class                               Assets)
  ----------------------------------------------------------
   Equity Funds                              50%-80%
    Growth and Income Fund
    Capital Appreciation Fund
    Small Cap Equity Fund
    Small Cap Stock Growth Fund
  ----------------------------------------------------------
   Bond Funds                                20%-50%
    Short-Term Bond Fund
    Investment Grade Bond Fund
    U.S. Government Securities Fund
  ----------------------------------------------------------
   Money Market Funds                         0%-20%
    Prime Quality Money Market Fund
  ----------------------------------------------------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                       2